Trade and other receivables - Components (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Advances to suppliers	€ 1,096	€ 2,356
Unbilled revenues	1,164	858
Trade and other receivables	10,070	16,936
Trade notes and accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,627	9,497
Trade notes and accounts receivable | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,133	17,780
Trade notes and accounts receivable | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	(7,506)	(8,283)
Other receivables | Cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,865	4,728
Other receivables | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ (682)	€ (503)